Segmental analyses	12 Months Ended
Dec. 31, 2025
Reportable Segments [Abstract]
Segmental analyses	2 Segmental analyses
The chief operating decision maker, the Management Board, reviews the ‘as adjusted for Canada profit from operations at constant currencies’ to evaluate segment performance and allocate resources to the overall business on a geographic region basis, including the results of New Categories
(comprising Vapour products, Heated Products and Modern Oral products), which are reported to the Management Board as part of the results of each geographic region. The Management Board also reviews, at constant currencies, revenues on a geographic region basis.
The Group is organised into three geographic regions as follows:
–The U.S.;
–Americas and Europe (AME), comprising markets operating in Europe, Latin America and Canada; and
–Asia-Pacific, Middle East and Africa (APMEA), comprising markets operating in Asia-Pacific, Middle East, Central Asia, Caucasus and Africa.
The three geographic regions are the reportable segments for the Group as they form the focus of the Group’s internal reporting systems and are the basis used by the Management Board for assessing performance and allocating resources. Transactions between Group subsidiaries are conducted on arm’s length terms in accordance with appropriate transfer pricing rules and Organisation for Economic Cooperation & Development (OECD)
principles. Net finance costs (comprising interest income and interest expense), share of post-tax results of associates and joint ventures and taxation are centrally managed, and accordingly, such items are not presented by segment as they are excluded from the measure of segment profitability.
Regional Directors are responsible for delivering the operating and financial results of their Region inclusive of all product categories. Therefore, the results of New Categories (comprising Vapour products, Heated Products and Modern Oral products) are reported to the Management Board as part of the results of each geographic region.
However, additional information has been provided to disaggregate revenue based on product category to enable investors to better compare the
Group’s business performance across periods and by reference to the Group’s investment activity.
For the purposes of management reporting, and reflecting how the Management Board assesses the performance of Canada on an ongoing basis, a charge is recognised in the Group’s income statement for management accounts purposes to reflect adjusted profit from operations at constant currencies for AME and the Group. This charge is calculated in line with the Approved Plans in Canada and is based on a percentage of ITCAN’s net income after taxes generated from all sources, excluding New Categories. This charge will continue until the aggregate settlement amount is paid.
This charge reflects the settlement agreement, being an assumed 85% of profit after interest and taxes from all sources, excluding New Categories, in
Canada, reducing in future periods in line with the settlement agreement. The Management Board believes that recognising a charge to the income statement in the year will reflect the financial performance in Canada resulting from the decisions taken with respect to resource allocation. This approach ensures that the economic delivery from Canada is comparable with other markets in the Group.
In respect of the U.S. region, all financial statements and financial information provided by or with respect to the U.S. business or Reynolds
American Inc. (RAI) (and/or RAI and its subsidiaries (collectively, the ‘Reynolds Group’)) are prepared on the basis of U.S. GAAP and constitute the primary financial statements or financial information of the U.S. business or RAI (and/or the Reynolds Group). Solely for the purpose of consolidation within the results of BAT p.l.c. and the BAT Group, this financial information is then converted to IFRS. To the extent any such financial information provided in these financial statements relates to the U.S. business or RAI (and/or the Reynolds Group), it is provided as an explanation of the U.S. business’s or RAI’s (and/or the Reynolds Group’s) primary U.S. GAAP based financial statements and information.
The following table shows 2025 revenue at 2025 rates of exchange, and 2025 revenue translated using 2024 rates of exchange. The 2024 figures are stated at the 2024 rates of exchange.

			2025	2024
	Revenue at constant rates £m	Translation exchange £m	Revenue at current rates £m	Revenue at current rates £m
U.S.	11,903	(369)	11,534	11,278
AME	9,548	(239)	9,309	9,241
APMEA	4,963	(196)	4,767	5,348
Revenue	26,414	(804)	25,610	25,867
The following table shows 2024 revenue at 2024 rates of exchange, and 2024 revenue translated using 2023 rates of exchange. The 2023 figures are stated at the 2023 rates of exchange.

			2024	2023
	Revenue at constant rates £m	Translation exchange £m	Revenue at current rates £m	Revenue at current rates £m
U.S.	11,592	(314)	11,278	11,994
AME	9,764	(523)	9,241	9,791
APMEA	5,795	(447)	5,348	5,498
Revenue	27,151	(1,284)	25,867	27,283
The following table shows 2025 profit from operations and adjusted profit from operations at 2025 rates of exchange, and 2025 adjusted profit from operations using 2024 rates of exchange and 2025 adjusted profit from operations adjusted for Canada using 2024 rates of exchange.

							2025
	Adjusted segment results adjusted for Canada at constant rates £m	Canada adjustment at constant rates £m	Adjusted* segment result at constant rates £m	Translation exchange £m	Adjusted* segment result at current rates £m	Adjusting* items £m	Segment result at current rates £m
U.S.	6,766	—	6,766	(223)	6,543	(1,601)	4,942
AME	3,069	308	3,377	(72)	3,305	128	3,433
APMEA	1,793	—	1,793	(69)	1,724	(102)	1,622
Profit from operations	11,628	308	11,936	(364)	11,572	(1,575)	9,997
Net finance costs							(1,819)
Share of post-tax results of associates and joint ventures							1,681
Profit before taxation							9,859
Taxation on ordinary activities							(2,094)
Profit for the year							7,765
Note:
*The adjustments to profit from operations are explained in notes 3, 4, 6(c), 6(d), 6(g), 6(i), 6(j), 6(k) and 7.
The following table shows 2024 profit from operations and adjusted profit from operations at 2024 rates of exchange, and 2024 adjusted profit from operations using 2023 rates of exchange and 2024 adjusted profit from operations adjusted for Canada using 2023 rates of exchange.

							2024
	Adjusted segment results adjusted for Canada at constant rates £m	Canada adjustment at constant rates £m	Adjusted* segment result at constant rates £m	Translation exchange £m	Adjusted* segment result at current rates £m	Adjusting* items £m	Segment result at current rates £m
U.S.	6,580	—	6,580	(194)	6,386	(2,299)	4,087
AME	2,969	543	3,512	(192)	3,320	(6,784)	(3,464)
APMEA	2,347	—	2,347	(163)	2,184	(71)	2,113
Profit from operations	11,896	543	12,439	(549)	11,890	(9,154)	2,736
Net finance costs							(1,098)
Share of post-tax results of associates and joint ventures							1,900
Profit before taxation							3,538
Taxation on ordinary activities							(357)
Profit for the year							3,181
Note:
*The adjustments to profit from operations are explained in notes 4, 5(d), 6(c), 6(d), 6(g), 6(h) and 6(k).
The following table shows 2023 loss from operations, adjusted profit from operations and adjusted profit from operations adjusted for Canada at the 2023 rates of exchange.

					2023
	Adjusted segment results adjusted for Canada £m	Canada adjustment £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m
U.S.	6,821	—	6,821	(27,602)	(20,781)
AME	2,862	598	3,460	(266)	3,194
APMEA	2,184	—	2,184	(348)	1,836
Profit/(loss) from operations	11,867	598	12,465	(28,216)	(15,751)
Net finance costs					(1,895)
Share of post-tax results of associates and joint ventures					585
Loss before taxation					(17,061)
Taxation on ordinary activities					2,872
Loss for the year					(14,189)
Note:
*The adjustments to profit from operations are explained in notes 3, 4, 5(c), 6(d), 6(f), 6(h), 6(j), 6(k) and 7.
Depreciation, amortisation and impairment charges
Adjusted profit from operations as adjusted for Canada at constant rates of exchange of £11,628 million (2024 at constant rates: £11,896 million; 2023 at current rates: £11,867 million) excludes adjusting depreciation, amortisation and impairment charges as explained in note 4. These are excluded from segmental adjusted profit from operations as per the table below. 2025 and 2024 are disclosed at constant rates of exchange and 2023 is disclosed at current rates of exchange.

					2025
	Adjusted depreciation, amortisation and impairment at constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment at current rates £m	Adjusting items £m	Depreciation, amortisation and impairment at current rates £m
U.S.	222	(5)	217	1,542	1,759
AME	282	(5)	277	276	553
APMEA	180	(7)	173	62	235
	684	(17)	667	1,880	2,547

					2024
	Adjusted depreciation, amortisation and impairment at constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment at current rates £m	Adjusting items £m	Depreciation, amortisation and impairment at current rates £m
U.S.	210	(4)	206	2,284	2,490
AME	291	(12)	279	123	402
APMEA	160	(11)	149	60	209
	661	(27)	634	2,467	3,101

			2023
	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m
U.S.	218	27,518	27,736
AME	336	44	380
APMEA	205	293	498
	759	27,855	28,614
Additional information by product category
Although the Group’s operations are managed on a Regional basis, additional information for revenue is provided based on product category as follows:

Revenue	2025 £m	2024 £m	2023 £m
New Categories	3,621	3,432	3,347
Vapour	1,542	1,721	1,812
HP	914	921	996
Modern Oral	1,165	790	539
Traditional Oral	1,043	1,092	1,163
Combustibles	20,201	20,685	22,108
Other	745	658	665
Revenue	25,610	25,867	27,283
External revenue and non-current assets other than financial instruments, deferred tax assets and retirement benefit assets are analysed between the UK and all foreign countries at current rates of exchange as follows:

	United Kingdom			All foreign countries			Group
Revenue is based on location of sale	2025 £m	2024 £m	2023 £m	2025 £m	2024 £m	2023 £m	2025 £m	2024 £m	2023 £m
External revenue	268	254	255	25,342	25,613	27,028	25,610	25,867	27,283

	United Kingdom		All foreign countries		Group
	2025 £m	2024 £m	2025 £m	2024 £m	2025 £m	2024 £m
Intangible assets	442	417	86,492	93,859	86,934	94,276
Property, plant and equipment	272	265	4,211	4,114	4,483	4,379
Investments in associates and joint ventures	—	—	1,521	1,902	1,521	1,902
The consolidated results of the Reynolds Group operating in the U.S. met the criteria for separate disclosure under the requirements of IFRS 8 Operating
Segments. Revenue arising from the operations of the Reynolds Group, inclusive of the sales made to fellow Group companies, in 2025, 2024 and 2023, was
£11,649 million, £11,302 million and £11,985 million, respectively. The majority of sales are to customers based in the U.S. Non-current assets attributable to the operations of the Reynolds Group were £78,442 million (2024: £85,843 million).
The main acquisitions comprising the goodwill balance of £38,917 million (2024: £41,129 million), included in intangible assets, are provided in note 12.
Included in investments in associates and joint ventures are amounts of £1,348 million (2024: £1,762 million) attributable to the investment in ITC Ltd.
Further information is provided in notes 9 and 14.